Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended
	Dec. 31, 2020	Dec. 30, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025
Sound Enhanced Fixed Income ETF
Account Value [Line Items]
Accumulated Value	$ 10,011	$ 10,000	$ 9,876	$ 10,001	$ 10,209	$ 10,495	$ 10,544	$ 10,698	$ 10,756	$ 10,777	$ 10,712	$ 10,890	$ 10,694	$ 10,985	$ 10,698	$ 10,436	$ 10,451	$ 9,831	$ 9,867	$ 9,311	$ 9,976	$ 9,597	$ 8,921	$ 9,146	$ 9,613	$ 9,312	$ 10,118	$ 9,893	$ 9,795	$ 9,914	$ 9,735	$ 9,946	$ 10,141	$ 10,062	$ 9,910	$ 9,621	$ 10,306	$ 10,733	$ 10,825	$ 10,894	$ 11,069	$ 10,851	$ 11,072	$ 11,097	$ 11,262	$ 11,551	$ 11,733	$ 11,531	$ 11,640	$ 11,423	$ 11,646	$ 11,830	$ 11,539	$ 11,294	$ 11,465	$ 11,654	$ 11,811	$ 12,075	$ 12,037	$ 11,968	$ 11,996
Sound Equity Dividend Income ETF
Account Value [Line Items]
Accumulated Value	10,066	10,000	10,185	11,245	12,185	12,683	12,983	12,637	12,470	12,869	12,483	12,611	12,505	13,433	13,484	13,444	13,976	13,442	14,320	13,193	13,766	13,255	12,135	13,338	14,366	13,948	14,753	14,248	13,983	14,015	13,088	13,933	14,574	14,276	13,826	13,229	13,773	14,656	14,570	14,617	15,381	14,501	14,920	14,443	15,205	15,590	15,630	15,289	15,915	15,042	15,465	15,652	15,255	14,246	14,716	15,373	15,256	15,927	15,879	15,624	15,917
Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Accumulated Value	10,009	10,000	9,946	9,817	9,703	9,785	9,822	9,894	9,993	9,986	9,901	9,893	9,905	9,898	9,681	9,549	9,293	8,946	8,996	8,816	9,037	8,802	8,423	8,331	8,642	8,612	8,879	8,661	8,864	8,918	8,826	8,812	8,821	8,768	8,559	8,430	8,810	9,144	9,122	9,013	9,101	8,888	9,036	9,118	9,325	9,463	9,592	9,375	9,473	9,330	9,386	9,581	9,578	9,612	9,563	9,712	9,698	9,815	9,919	9,984	10,045
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,065	$ 10,000	$ 9,964	$ 10,238	$ 10,687	$ 11,257	$ 11,336	$ 11,600	$ 11,876	$ 12,237	$ 11,668	$ 12,485	$ 12,399	$ 12,954	$ 12,284	$ 11,916	$ 12,359	$ 11,281	$ 11,302	$ 10,369	$ 11,325	$ 10,863	$ 9,863	$ 10,661	$ 11,257	$ 10,608	$ 11,275	$ 11,000	$ 11,404	$ 11,582	$ 11,632	$ 12,401	$ 12,799	$ 12,595	$ 11,995	$ 11,742	$ 12,815	$ 13,397	$ 13,622	$ 14,349	$ 14,811	$ 14,206	$ 14,911	$ 15,446	$ 15,634	$ 16,013	$ 16,355	$ 16,206	$ 17,158	$ 16,749	$ 17,215	$ 16,991	$ 16,033	$ 15,925	$ 16,927	$ 17,788	$ 18,187	$ 18,556	$ 19,233	$ 19,683	$ 19,731